PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT
NOTE 5:-	PROPERTY AND EQUIPMENT

	December 31,
	2017	2016
Cost:

Computers and peripheral equipment	$1,104	$1,094
Office furniture and equipment	213	216
Leasehold improvements	38	36

	1,355	1,346
Accumulated depreciation:

Computers and peripheral equipment	1,015	961
Office furniture and equipment	174	170
Leasehold improvements	18	17

Accumulated depreciation	1,207	1,148

Depreciated cost	$148	$198

The depreciation expense for the years ended December 31, 2017, 2016 and 2015, amounted to $ 103, $ 91 and $ 96, respectively.